Trade and Other payables and Other Current Liabilities (Details) - Schedule of trade and other payables and other current liabilities - USD ($)		Dec. 31, 2021	Dec. 31, 2020
Schedule of trade and other payables and other current liabilities [Abstract]
Trade payable – third parties		$ 675,227	$ 1,366,482
Accrued salaries and bonus		262,396	140,321
Other payables, accrued customer claims, cash loss and shortage	[1]	91,098	33,608
Trade and other payables		1,028,721	1,540,411
Output VAT		95,348	114,877
Accrued Expenses		572,157	375,815
Payroll Payable		936,080	560,051
Other Payables		177,850	198,363
Deferred revenue		43,200
Other current liabilities		$ 1,824,635	$ 1,249,106

[1]	Includes a provision for penalty for failure to meet certain performance indicators as stipulated in certain customer contracts for approximately $5,900 and $14,600 respectively.